UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05770

Exact name of registrant as specified in charter:	The Chile Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	09/30/09

Item 1: Schedule of Investments

The Chile Fund, Inc.

Schedule of Investments

September 30, 2009 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES-99.40%
Airlines-3.51%

Lan Airlines S.A.	462,500	$ 6,010,398

Beverages-7.43%

Coca-Cola Embonor S.A., Class A	560,000	610,687
Compañia Cervecerías Unidas S.A.	410,000	2,809,342
Embotelladora Andina S.A.	556,000	1,628,993
Viña Concha y Toro S.A.	3,644,000	7,682,734
		12,731,756

Chemicals-6.98%

Sociedad Química y Minera de Chile S.A., Class B, ADR	134,650	5,268,855
Sociedad Química y Minera de Chile S.A., PNB	172,500	6,693,702
		11,962,557

Commercial Banks-7.81%

Banco de Crédito e Inversiones	79,997	2,325,613
Banco Santander Chile	198,886,987	11,061,326
		13,386,939

Diversified Telecommunication Services-3.96%

Empresa Nacional de Telecomunicaciones S.A.	530,611	6,791,281

Electric Utilities-7.21%

Enersis S.A.	34,000,000	12,359,142

Food & Staples Retailing-2.70%

Cencosud S.A.	1,687,000	4,626,525

Independent Power Producers & Energy Traders-21.25%

Colbun S.A.	28,432,425	6,870,394
Empresa Nacional de Electricidad S.A.	18,968,000	29,541,402
		36,411,796

Industrial Conglomerates-17.22%

Empresas Copec S.A.	2,297,185	29,518,535

Metals & Mining-2.61%

CAP S.A.	173,694	4,473,362

Multiline Retail-5.14%

S.A.C.I. Falabella S.A.	2,004,083	8,814,760

Paper & Forest Products-8.97%

Empresas CMPC S.A.	435,713	15,363,199

Water Utilities-4.61%

Inversiones Aguas Metropolitanas S.A.	6,850,500	7,906,339

TOTAL EQUITY SECURITIES
(Cost $82,873,043)		170,356,589
	Principal Amount (000's)

SHORT-TERM INVESTMENT-2.78%

Bahamas-2.78%
Citibank Nassau, overnight deposit, 0.03%, 10/01/09
(Cost $4,766,000)	$4,766	4,766,000
Total Investments-102.18%
(Cost $87,639,043)		175,122,589

Liabilities in Excess of Cash and Other Assets-(2.18)%		(3,741,786)

NET ASSETS-100.00%		$ 171,380,803

ADR	American Depositary Receipts.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.

The Fund adopted ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investments, at value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of 09/30/2009
Airlines	$ 6,010,398	$ -	$ -	$ 6,010,398
Beverages	12,731,756	-	-	12,731,756
Chemicals	11,962,557	-	-	11,962,557
Commercial Banks	13,386,939	-	-	13,386,939
Diversified Telecommunication Services	6,791,281	-	-	6,791,281
Electric Utilities	12,359,142	-	-	12,359,142
Food & Staples Retailing	4,626,525	-	-	4,626,525
Independent Power Producers & Energy Traders	36,411,796	-	-	36,411,796
Industrial Conglomerates	29,518,535	-	-	29,518,535
Metals & Mining	4,473,362	-	-	4,473,362
Multiline Retail	8,814,760	-	-	8,814,760
Paper & Forest Products	15,363,199	-	-	15,363,199
Water Utilities	7,906,339	-	-	7,906,339
Short-Term Investment	-	4,766,000	-	4,766,000
Total	$ 170,356,589	$ 4,766,000	$ -	$ 175,122,589

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $87,639,043, $91,857,023, $(4,373,477) and $87,483,546, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Chile Fund, Inc.

By:          /s/ Christian Pittard
Christian Pittard,
President of
The Chile Fund, Inc.

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:          /s/ Christian Pittard
Christian Pittard,
President of
   The Chile Fund, Inc.

Date: November 25, 2009

By:          /s/ Andrea Melia
Andrea Melia,
Treasurer of
The Chile Fund, Inc.

Date: November 25, 2009